Cash Distributions and Earnings per Unit (Tables)	12 Months Ended
Dec. 31, 2013
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Abstract]
Earnings per share, basic and diluted
		Marginal Percentage Interest in Distributions

	Total Quarterly Distribution Target Amount	Common and Subordinated Unitholders	General Partner
Minimum Quarterly Distribution	$0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	Above $0.525	50%	50%

Earnings per common share
	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
Net income	$59,006	$95,898	$65,335
Earnings attributable to:
Common unit holders	55,949	93,566	60,506
Subordinated unit holders	—	—	3,522
Subordinated Series A unit holders	—	—	—
Weighted average units outstanding (basic and diluted)
Common unit holders	66,317,588	58,008,617	45,409.807
Subordinated unit holders	—	—	7,621,843
Subordinated Series A unit holders	—	—	1,000,000
Earnings per unit (basic and diluted):
Common unit holders	$0.84	$1.61	$1.33
Subordinated unit holders	$—	$—	$0.46
Earnings per unit — distributed (basic and diluted):
Common unit holders	$1.82	$1.79	$1.76
Subordinated unit holders	$—	$—	$1.75
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.98)	$(0.18)	$(0.43)
Subordinated unit holders	$—	$—	$(1.29)